Debt and Other Borrowings - Additional Information (Q3) (Details)						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Jan. 20, 2021 USD ($)	Apr. 30, 2020 USD ($)	Jun. 17, 2019 USD ($)	Jan. 30, 2017 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 shares
Debt Instrument [Line Items]
Common stock issued for notes purchased | shares						84,944,145		84,944,145		66,155,340	63,633,981	9,162,976
Amortization of debt issuance cost						$ 200,000		$ 300,000
Gain (loss) on extinguishment of debt						0	$ (34,000)	790,000	$ (75,000)	$ (116,000)	$ 0
Interest expense on debt and other borrowings						$ 300,000	$ 100,000	500,000	$ 300,000	500,000	500,000
Barclays Bank PLC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Initial margins	3.25%
Barclays Bank PLC [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Liquidity ratio amount, minimum limit								$ 125,000,000
Leverage ratio						3.75		3.75
Interest coverage ratio						1.5		1.5
Line of credit facility, covenant compliance								As of September 30, 2021, the Company was in full compliance with its financial condition covenant.
Revolving Line of Credit
Debt Instrument [Line Items]
Term of notes								3 years
Unamortized debt issuance cost						$ 1,800,000		$ 1,800,000
Credit facility revolver fees						100,000		200,000
Debt issuance costs						$ 2,100,000		$ 2,100,000
Revolving Line of Credit | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Principal amount				$ 1,000,000.0
Maturity period				2 years
Initial margins				5.50%
Line of credit, outstanding balance										$ 1,000,000.0	$ 1,000,000.0
Revolving Line of Credit | Barclays Bank PLC [Member]
Debt Instrument [Line Items]
Principal amount	$ 100,000,000
Maturity period	3 years
Initial Commitment Fees	0.50%
Revolving Line of Credit | Barclays Bank PLC [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Aggregate commitments	$ 100,000,000
Initial Commitment Fees	3.25%
Line of credit facility, covenant terms								The Credit Agreement includes the following financial condition covenants that the Company is required to satisfy: (i) maintain a minimum liquidity of $125 million for each quarter; (ii) maintain a 3.75 times leverage ratio; and (iii) maintain a 1.5 times interest coverage ratio. The leverage and interest coverage ratios will be triggered when the Company achieves $50 million in adjusted EBITDA over a trailing twelve months. Once the leverage and interest coverage ratios are triggered the minimum liquidity will not have a minimum limit. Minimum liquidity includes unrestricted cash plus the undrawn balance of the revolving credit facility. The minimum liquidity covenant was the only financial condition covenant the Company had to satisfy as of the period ended September 30, 2021.
The Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes					$ 7,000,000
Term of notes					5 years
Common stock issued for notes purchased | shares					25,000
Promissory notes purchased					$ 250,000
Interest rate of notes					5.00%
The Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes					$ 7,000,000.0
Term of notes					5 years
Common stock issued for notes purchased | shares					25,000
Promissory notes purchased					$ 250,000
Interest rate of notes					5.00%
Paycheck Protection Program ('PPP') Loan [Member] | CARES Act [Member]
Debt Instrument [Line Items]
Maturity period			2 years
Initial margins			1.00%
Loans received			$ 800,000
Gain (loss) on extinguishment of debt		$ 800,000